A

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 0.2%
38,350	QuinStreet, Inc.(a)	$ 379,665

	AEROSPACE & DEFENSE - 0.5%
5,812	AAR Corporation(a)	358,019
4,421	Hexcel Corporation	324,059
11,527	Spirit AeroSystems Holdings, Inc., Class A	245,756
		927,834
	APPAREL & TEXTILE PRODUCTS - 0.8%
73,817	Hanesbrands, Inc.	387,538
7,978	Kontoor Brands, Inc.	365,313
3,426	Oxford Industries, Inc.	345,992
6,389	Skechers USA, Inc., Class A(a)	321,431
		1,420,274
	ASSET MANAGEMENT - 0.7%
7,312	B Riley Financial, Inc.	374,411
5,807	Cohen & Steers, Inc.	378,501
5,624	Stifel Financial Corporation	365,672
		1,118,584
	AUTOMOTIVE - 1.9%
19,831	Dana, Inc.	319,477
4,266	Dorman Products, Inc.(a)	351,988
11,480	Gentex Corporation	374,937
5,941	Gentherm, Inc.(a)	357,708
24,689	Goodyear Tire & Rubber Company (The)(a)	318,735
2,335	Lear Corporation	336,450
10,249	Modine Manufacturing Company(a)	487,750
8,971	Standard Motor Products, Inc.	332,196
2,341	Visteon Corporation(a)	326,031
		3,205,272
	BANKING - 10.9%
9,861	Ameris Bancorp	401,836
3,660	BancFirst Corporation	349,823
15,720	BankUnited, Inc.	412,649
38,398	Brookline Bancorp, Inc.	367,469

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING – 10.9% (Continued)
18,648	Byline Bancorp, Inc.	$ 394,965
3,730	City Holding Company	340,773
6,895	Commerce Bancshares, Inc.	338,476
7,146	Community Bank System, Inc.	339,792
11,116	Customers Bancorp, Inc.(a)	390,616
16,262	Eagle Bancorp, Inc.	391,264
6,366	East West Bancorp, Inc.	352,294
11,999	FB Financial Corporation	364,530
16,944	First Busey Corporation	342,269
26,536	First Commonwealth Financial Corporation	346,826
16,386	First Financial Bancorp	340,501
11,736	First Financial Bankshares, Inc.	337,058
29,806	First Horizon Corporation	374,065
14,313	First Interstate BancSystem, Inc., Class A	370,850
29,330	FNB Corporation	341,108
28,157	Fulton Financial Corporation	375,333
10,904	Glacier Bancorp, Inc.	329,410
10,738	Hilltop Holdings, Inc.	326,328
14,726	Home BancShares, Inc.	326,623
40,553	Hope Bancorp, Inc.	392,148
10,028	Independent Bank Group, Inc.	423,181
7,614	International Bancshares Corporation	340,955
25,075	Lakeland Bancorp, Inc.	338,763
10,546	NBT Bancorp, Inc.	362,993
30,257	New York Community Bancorp, Inc.	371,556
32,284	Northwest Bancshares, Inc.	355,124
5,946	Prosperity Bancshares, Inc.	337,792
12,802	Renasant Corporation	356,536
12,360	S&T Bancorp, Inc.	350,159
14,792	Sandy Spring Bancorp, Inc.	328,974
15,238	Seacoast Banking Corp of Florida	359,769
8,167	ServisFirst Bancshares, Inc.	457,678
12,849	Southside Bancshares, Inc.	386,755
11,082	Synovus Financial Corporation	343,099

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING – 10.9% (Continued)
6,516	Texas Capital Bancshares, Inc.(a)	$ 406,859
26,776	TFS Financial Corporation	364,421
14,423	Towne Bank	340,383
5,550	UMB Financial Corporation	350,816
11,333	United Bankshares, Inc.	340,897
13,439	United Community Banks, Inc.	362,853
43,270	Valley National Bancorp	397,219
8,891	Webster Financial Corporation	377,067
13,061	WesBanco, Inc.	331,227
8,872	Westamerica BanCorporation	390,634
9,218	Western Alliance Bancorp	460,991
4,622	Wintrust Financial Corporation	358,713
12,384	Zions Bancorp NA	439,631
		18,682,051
	BEVERAGES - 0.2%
527	Coca-Cola Consolidated, Inc.	368,320

	BIOTECH & PHARMA - 4.4%
11,808	Agios Pharmaceuticals, Inc.(a)	323,893
26,885	Amicus Therapeutics, Inc.(a)	344,666
16,423	Arcus Biosciences, Inc.(a)	336,672
47,768	BioCryst Pharmaceuticals, Inc.(a)	339,630
13,864	Biohaven Ltd.(a)	253,573
79,137	Coherus Biosciences, Inc.(a)	421,800
10,297	Cytokinetics, Inc.(a)	359,777
23,793	Deciphera Pharmaceuticals, Inc.(a)	334,054
45,616	Emergent BioSolutions, Inc.(a)	213,939
15,793	Enanta Pharmaceuticals, Inc.(a)	234,526
17,604	Exelixis, Inc.(a)	394,154
9,282	Halozyme Therapeutics, Inc.(a)	395,042
5,364	Intra-Cellular Therapies, Inc.(a)	297,809
31,482	Ironwood Pharmaceuticals, Inc.(a)	277,042
9,308	Mirati Therapeutics, Inc.(a)	346,258
571,061	Nektar Therapeutics(a)	339,781

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 4.4% (Continued)
3,575	Neurocrine Biosciences, Inc.(a)	$ 389,282
8,407	Pacira BioSciences, Inc.(a)	296,767
5,640	Prestige Consumer Healthcare, Inc.(a)	328,981
13,330	Revance Therapeutics, Inc.(a)	235,008
7,178	Sage Therapeutics, Inc.(a)	143,560
2,952	Sarepta Therapeutics, Inc.(a)	357,222
16,074	Syndax Pharmaceuticals, Inc.(a)	297,530
20,661	Viking Therapeutics, Inc.(a)	285,328
		7,546,294
	BUSINESS DEVELOPMENT COMPANIES - 0.6%
22,644	Hercules Capital, Inc.(b)	372,493
27,057	New Mountain Finance Corporation	345,518
23,655	Solar Capital Ltd.	359,793
		1,077,804
	CABLE & SATELLITE - 0.2%
513	Cable One, Inc.	333,742

	CHEMICALS - 3.4%
9,611	AdvanSix, Inc.	317,932
2,505	Balchem Corporation	351,953
5,015	Cabot Corporation	363,386
9,082	Chemours Company (The)	308,970
120,221	Codexis, Inc.(a)	209,185
4,710	HB Fuller Company	341,616
5,750	Ingevity Corporation(a)	309,868
3,324	Innospec, Inc.	357,064
2,940	Materion Corporation	319,843
5,849	Minerals Technologies, Inc.	357,374
834	NewMarket Corporation	391,679
1,720	Quaker Houghton	305,266
2,066	Rogers Corporation(a)	298,558
3,743	RPM International, Inc.	373,326
4,726	Sensient Technologies Corporation	291,169
26,536	Trinseo plc	279,424

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CHEMICALS - 3.4% (Continued)
8,980	Valvoline, Inc.	$ 309,271
1,775	WD-40 Company	381,393
		5,867,277
	COMMERCIAL SUPPORT SERVICES - 2.4%
7,886	ABM Industries, Inc.	358,182
7,048	Brady Corporation, Class A	355,501
4,940	Brink's Company (The)	374,501
6,329	CBIZ, Inc.(a)	355,120
1,722	CorVel Corporation(a)	372,727
33,909	Enviri Corporation (a)	252,622
11,549	Forrester Research, Inc.(a)	353,746
2,828	Insperity, Inc.	286,561
6,759	Korn Ferry	344,574
18,900	TrueBlue, Inc.(a)	285,957
2,171	UniFirst Corporation	382,379
12,465	Viad Corporation(a)	353,881
		4,075,751
	CONSTRUCTION MATERIALS - 1.0%
1,297	Carlisle Companies, Inc.	341,137
1,811	Eagle Materials, Inc.	342,859
16,088	MDU Resources Group, Inc.	327,552
2,423	Simpson Manufacturing Company, Inc.	387,098
8,920	Summit Materials, Inc., Class A(a)	333,697
		1,732,343
	CONSUMER SERVICES - 1.0%
3,255	Grand Canyon Education, Inc.(a)	381,648
7,922	Matthews International Corporation, Class A	334,150
3,658	Medifast, Inc.	308,516
5,201	Service Corp International	328,235
10,803	Upbound Group, Inc.	330,788
		1,683,337
	CONTAINERS & PACKAGING - 0.6%
2,905	AptarGroup, Inc.	385,087
7,174	Silgan Holdings, Inc.	323,763

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CONTAINERS & PACKAGING - 0.6% (Continued)
1,740	UFP Technologies, Inc.(a)	$ 305,735
		1,014,585
	ELECTRIC UTILITIES - 1.4%
5,809	ALLETE, Inc.	318,914
5,591	Black Hills Corporation	307,505
9,304	Hawaiian Electric Industries, Inc.	130,442
3,279	IDACORP, Inc.	314,259
4,259	MGE Energy, Inc.	308,479
9,381	OGE Energy Corporation	319,423
4,179	Ormat Technologies, Inc.	317,353
7,458	PNM Resources, Inc.	330,465
		2,346,840
	ELECTRICAL EQUIPMENT - 2.6%
5,347	AAON, Inc.	337,182
3,006	Advanced Energy Industries, Inc.	354,918
6,529	Alarm.com Holdings, Inc.(a)	382,404
2,155	Atkore International Group, Inc.(a)	331,805
2,276	Badger Meter, Inc.	377,998
3,504	Belden, Inc.	329,026
5,984	Cognex Corporation	281,727
20,803	FARO Technologies, Inc.(a)	329,936
4,667	Itron, Inc.(a)	319,269
5,862	National Instruments Corporation	349,375
2,849	OSI Systems, Inc.(a)	388,461
11,471	SMART Global Holdings, Inc.(a)	296,296
1,829	Watts Water Technologies, Inc., Class A	345,260
		4,423,657
	ENGINEERING & CONSTRUCTION - 1.6%
2,043	Comfort Systems USA, Inc.	377,077
1,820	EMCOR Group, Inc.	408,134
3,598	Exponent, Inc.	323,316
2,397	Installed Building Products, Inc.	346,918
5,165	KBR, Inc.	317,751
2,863	MasTec, Inc.(a)	284,840

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ENGINEERING & CONSTRUCTION - 1.6% (Continued)
2,051	Tetra Tech, Inc.	$ 322,725
1,269	TopBuild Corporation(a)	368,112
		2,748,873
	FOOD - 2.5%
7,618	Cal-Maine Foods, Inc.	364,064
5,284	Darling Ingredients, Inc.(a)	326,340
13,524	Flowers Foods, Inc.	318,625
13,108	Fresh Del Monte Produce, Inc.	334,909
26,704	Hain Celestial Group, Inc. (The)(a)	282,795
25,676	Herbalife Ltd.(a)	385,653
3,172	Ingredion, Inc.	326,431
2,120	J & J Snack Foods Corporation	343,716
2,854	John B Sanfilippo & Son, Inc.	286,399
2,941	Lamb Weston Holdings, Inc.	286,483
1,677	Lancaster Colony Corporation	277,024
24,630	Phibro Animal Health Corporation, Class A	343,589
3,894	Post Holdings, Inc.(a)	349,331
		4,225,359
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
4,501	Louisiana-Pacific Corporation	281,222
5,102	Trex Company, Inc.(a)	364,130
		645,352
	GAS & WATER UTILITIES - 1.5%
3,891	American States Water Company	327,661
2,898	Atmos Energy Corporation	336,023
2,840	Chesapeake Utilities Corporation	312,684
6,534	National Fuel Gas Company	351,138
7,125	New Jersey Resources Corporation	300,461
4,383	ONE Gas, Inc.	317,636
5,291	Southwest Gas Holdings, Inc.	327,672
5,320	Spire, Inc.	310,741
		2,584,016
	HEALTH CARE FACILITIES & SERVICES - 2.6%
4,227	Acadia Healthcare Company, Inc.(a)	325,902

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.6% (Continued)
3,638	Addus HomeCare Corporation(a)	$ 319,053
3,687	Amedisys, Inc.(a)	345,656
622	Chemed Corporation	318,116
76,632	Community Health Systems, Inc.(a)	259,016
3,534	Ensign Group, Inc. (The)	354,177
5,341	HealthEquity, Inc.(a)	360,784
1,399	Medpace Holdings, Inc.(a)	378,107
5,443	National HealthCare Corporation	358,966
17,707	Owens & Minor, Inc.(a)	299,248
12,118	Premier, Inc., Class A	260,901
10,528	Select Medical Holdings Corporation	307,523
7,453	Surgery Partners, Inc.(a)	270,246
4,116	Tenet Healthcare Corporation(a)	319,237
		4,476,932
	HEALTH CARE REIT - 1.0%
17,113	CareTrust REIT, Inc.	344,827
36,616	Medical Properties Trust, Inc.(b)	264,368
11,202	Omega Healthcare Investors, Inc.	356,448
24,329	Physicians Realty Trust	338,416
28,910	Sabra Health Care REIT, Inc.	362,242
		1,666,301
	HOME & OFFICE PRODUCTS - 1.3%
11,968	HNI Corporation	392,072
38,569	Newell Brands, Inc.	408,060
8,361	Tempur Sealy International, Inc.	390,626
420,982	Tupperware Brands Corporation(a),(b)	1,048,245
		2,239,003
	HOME CONSTRUCTION - 3.4%
4,383	American Woodmark Corporation(a)	340,428
4,569	Armstrong World Industries, Inc.	349,940
4,687	Fortune Brands Innovations, Inc.	323,497
5,897	Green Brick Partners, Inc.(a)	291,666
8,320	Griffon Corporation	348,358
38,303	Interface, Inc.	395,669

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOME CONSTRUCTION - 3.4% (Continued)
6,517	KB Home	$ 331,064
2,505	LGI Homes, Inc.(a)	308,366
3,860	M/I Homes, Inc.(a)	378,974
3,266	Masonite International Corporation(a)	335,451
28,978	Masterbrand, Inc.(a)	371,207
2,373	Meritage Homes Corporation	329,942
4,218	Patrick Industries, Inc.	352,793
11,520	PGT Innovations, Inc.(a)	324,749
6,909	Taylor Morrison Home Corporation(a)	327,487
4,263	Toll Brothers, Inc.	349,268
10,256	Tri Pointe Homes, Inc.(a)	318,962
		5,777,821
	HOTEL REIT - 0.8%
42,367	DiamondRock Hospitality Company	341,478
33,027	RLJ Lodging Trust	329,940
3,650	Ryman Hospitality Properties, Inc.	310,360
27,578	Xenia Hotels & Resorts, Inc.	325,420
		1,307,198
	HOUSEHOLD PRODUCTS - 0.8%
8,149	Edgewell Personal Care Company	314,225
3,098	Helen of Troy Ltd.(a)	380,806
2,507	Inter Parfums, Inc.	350,303
10,140	Nu Skin Enterprises, Inc., Class A	242,245
		1,287,579
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.7%
2,091	Chart Industries, Inc.(a)	377,592
9,601	Proto Labs, Inc.(a)	283,230
3,660	Timken Company (The)	279,697
1,160	Valmont Industries, Inc.	294,060
		1,234,579
	INDUSTRIAL REIT - 0.6%
1,966	EastGroup Properties, Inc.	353,153
6,486	First Industrial Realty Trust, Inc.	336,883

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INDUSTRIAL REIT - 0.6% (Continued)
6,540	Rexford Industrial Realty, Inc.	$ 349,694
		1,039,730
	INDUSTRIAL SUPPORT SERVICES - 0.8%
2,318	Applied Industrial Technologies, Inc.	357,830
8,519	Textainer Group Holdings Ltd.	337,608
877	Watsco, Inc.	319,710
1,878	WESCO International, Inc.	303,954
		1,319,102
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
2,707	Evercore, Inc., Class A	379,116
5,640	SEI Investments Company	350,018
		729,134
	INSURANCE - 3.7%
2,829	American Financial Group, Inc.	327,938
6,311	AMERISAFE, Inc.	326,910
2,660	Assurant, Inc.	370,618
14,187	CNO Financial Group, Inc.	331,976
8,984	Employers Holdings, Inc.	352,442
67,250	Genworth Financial, Inc., Class A(a)	389,378
2,964	Hanover Insurance Group, Inc. (The)	316,318
11,336	Horace Mann Educators Corporation	324,890
6,924	Kemper Corporation	325,220
11,072	Mercury General Corporation	316,770
816	National Western Life Group, Inc., Class A	370,905
13,133	NMI Holdings, Inc., Class A(a)	375,866
1,688	Primerica, Inc.	339,220
22,178	ProAssurance Corporation	392,106
2,417	Reinsurance Group of America, Inc.	335,045
2,446	RLI Corporation	321,698
4,687	Safety Insurance Group, Inc.	322,794
17,621	Trupanion, Inc.(a),(b)	523,871
		6,363,965
	INTERNET MEDIA & SERVICES - 0.5%
16,991	Cars.com, Inc.(a)	317,562

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INTERNET MEDIA & SERVICES - 0.5% (Continued)
13,674	HealthStream, Inc.	$ 287,564
10,832	TechTarget, Inc.(a)	311,420
		916,546
	LEISURE FACILITIES & SERVICES - 2.1%
10,532	BJ's Restaurants, Inc.(a)	309,746
9,730	Cheesecake Factory, Inc. (The)	309,901
20,348	Cinemark Holdings, Inc.(a)	331,265
3,460	Jack in the Box, Inc.	278,080
2,740	Marriott Vacations Worldwide Corporation	297,811
4,551	Papa John's International, Inc.	344,511
6,027	SeaWorld Entertainment, Inc.(a)	293,515
4,343	Shake Shack, Inc., Class A(a)	304,010
7,052	St Joe Company (The)	435,389
3,008	Texas Roadhouse, Inc.	313,133
15,511	Wendy's Company (The)	306,963
		3,524,324
	LEISURE PRODUCTS - 1.1%
3,872	Brunswick Corporation	306,353
3,087	Fox Factory Holding Corporation(a)	342,070
2,770	Polaris, Inc.	310,489
3,235	Thor Industries, Inc.	339,093
16,849	Topgolf Callaway Brands Corporation(a)	293,847
5,020	Winnebago Industries, Inc.	325,547
		1,917,399
	MACHINERY - 4.1%
2,556	AGCO Corporation	331,079
3,614	Albany International Corporation, Class A	335,090
3,783	Crane Company	344,707
1,838	Curtiss-Wright Corporation	382,285
5,383	Donaldson Company, Inc.	343,812
3,254	ESCO Technologies, Inc.	348,211
3,267	Franklin Electric Company, Inc.	315,952
3,897	Graco, Inc.	307,629
6,514	Hillenbrand, Inc.	315,538

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MACHINERY - 4.1% (Continued)
6,043	Hyster-Yale Materials Handling, Inc., Class A	$ 275,984
2,761	John Bean Technologies Corporation	303,462
1,507	Kadant, Inc.	331,148
11,831	Kennametal, Inc.	313,167
1,694	Lincoln Electric Holdings, Inc.	326,027
1,358	Nordson Corporation	331,542
2,186	Regal Rexnord Corporation	354,547
2,366	Standex International Corporation	363,489
4,144	Tennant Company	341,590
5,603	Terex Corporation	339,598
3,292	Toro Company (The)	336,837
12,482	Zurn Elkay Water Solutions Corporation	369,717
		7,011,411
	MEDICAL EQUIPMENT & DEVICES - 1.9%
19,570	Artivion, Inc.(a)	331,124
3,577	Exact Sciences Corporation(a)	299,288
4,718	Glaukos Corporation(a)	354,511
5,647	Globus Medical, Inc., Class A(a)	305,503
3,952	Haemonetics Corporation(a)	354,612
1,886	ICU Medical, Inc.(a)	273,527
8,158	Integra LifeSciences Holdings Corporation(a)	347,041
14,463	Myriad Genetics, Inc.(a)	258,165
15,428	Neogen Corporation(a)	356,694
8,078	NuVasive, Inc.(a)	321,101
		3,201,566
	METALS & MINING - 0.9%
118,922	Coeur Mining, Inc.(a)	286,602
9,861	Compass Minerals International, Inc.	297,309
1,800	Encore Wire Corporation	296,658
65,294	Hecla Mining Company	286,641
2,943	Royal Gold, Inc.	329,881
		1,497,091
	MORTGAGE FINANCE - 0.4%
29,811	Apollo Commercial Real Estate Finance, Inc. - REIT	325,536

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MORTGAGE FINANCE - 0.4% (Continued)
29,431	Invesco Mortgage Capital, Inc. - REIT	$ 331,099
		656,635
	MULTI ASSET CLASS REIT - 0.4%
20,831	Elme Communities	320,381
34,988	LXP Industrial Trust	343,582
		663,963
	OFFICE REIT - 1.1%
14,350	Corporate Office Properties Trust	371,378
14,236	Highwoods Properties, Inc.	339,244
11,297	Kilroy Realty Corporation	417,423
46,803	Piedmont Office Realty Trust, Inc., Class A	321,537
21,153	Veris Residential, Inc.(a)	393,656
		1,843,238
	OIL & GAS PRODUCERS - 0.9%
2,190	Chord Energy Corporation	353,685
10,602	SM Energy Company	448,570
55,714	Southwestern Energy Company(a)	377,741
16,203	World Fuel Services Corporation	354,846
		1,534,842
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
18,033	Oceaneering International, Inc.(a)	410,972
41,511	Select Water Solutions, Inc., Class A	334,164
6,071	Tidewater, Inc.(a)	394,797
		1,139,933
	PUBLISHING & BROADCASTING - 0.8%
36,850	EW Scripps Company (The), Class A(a)	281,534
148,934	Gannett Company, Inc.(a)	433,398
8,634	Scholastic Corporation	375,147
3,114	World Wrestling Entertainment, Inc., Class A	300,657
		1,390,736
	RENEWABLE ENERGY - 0.6%
6,863	Ameresco, Inc., Class A(a)	298,472
3,092	EnerSys	324,598

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RENEWABLE ENERGY - 0.6% (Continued)
10,441	Green Plains, Inc.(a)	$ 324,089
		947,159
	RESIDENTIAL REIT - 0.2%
18,777	Independence Realty Trust, Inc.	316,017

	RETAIL - CONSUMER STAPLES - 1.2%
38,147	Big Lots, Inc.(b)	236,511
1,376	Casey's General Stores, Inc.	336,308
1,707	Five Below, Inc.(a)	293,536
5,783	Ollie's Bargain Outlet Holdings, Inc.(a)	445,754
9,132	Sprouts Farmers Market, Inc.(a)	372,494
5,225	Weis Markets, Inc.	338,946
		2,023,549
	RETAIL - DISCRETIONARY - 2.9%
1,398	Asbury Automotive Group, Inc.(a)	321,540
1,474	Avis Budget Group, Inc.(a)	314,537
2,461	Builders FirstSource, Inc.(a)	356,943
2,126	Burlington Stores, Inc.(a)	344,965
1,026	Dillard's, Inc., Class A	354,093
84,359	EVgo, Inc.(a),(b)	339,123
9,292	Hibbett, Inc.	430,313
1,102	Lithia Motors, Inc.	339,438
9,878	MarineMax, Inc.(a)	328,641
8,294	Monro, Inc.	271,546
13,761	National Vision Holdings, Inc.(a)	251,964
8,266	Rush Enterprises, Inc., Class A	342,274
27,217	Sally Beauty Holdings, Inc.(a)	276,525
12,374	Sleep Number Corporation(a)	316,527
6,988	Sonic Automotive, Inc., Class A	372,600
		4,961,029
	RETAIL REIT - 1.4%
23,727	Acadia Realty Trust	353,295
13,452	Four Corners Property Trust, Inc.	338,452
15,276	Kite Realty Group Trust	344,779

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL REIT - 1.4% (Continued)
7,959	NNN REIT, Inc.	$ 313,505
25,175	Retail Opportunity Investments Corporation	338,856
9,275	Saul Centers, Inc.	348,369
15,434	Tanger Factory Outlet Centers, Inc.	358,841
		2,396,097
	SEMICONDUCTORS - 4.2%
8,138	Aehr Test Systems(a)	415,120
10,265	Alpha & Omega Semiconductor Ltd.(a)	323,861
11,244	Amkor Technology, Inc.	314,382
1,842	Axcelis Technologies, Inc.(a)	353,940
7,209	Azenta, Inc.(a)	406,804
13,194	CEVA, Inc.(a)	306,365
4,152	Cirrus Logic, Inc.(a)	340,630
8,100	Cohu, Inc.(a)	302,859
3,640	Diodes, Inc.(a)	297,934
9,870	FormFactor, Inc.(a)	348,608
2,490	IPG Photonics Corporation(a)	269,816
3,502	Lattice Semiconductor Corporation(a)	340,605
10,626	MaxLinear, Inc.(a)	249,711
3,123	MKS Instruments, Inc.	313,018
3,542	Power Integrations, Inc.	297,599
13,211	Semtech Corporation(a)	345,468
2,123	Silicon Laboratories, Inc.(a)	286,308
3,950	Synaptics, Inc.(a)	345,783
2,338	Universal Display Corporation	380,065
13,042	Veeco Instruments, Inc.(a)	380,696
11,411	Vishay Intertechnology, Inc.	313,118
6,026	Wolfspeed, Inc.(a)	288,163
		7,220,853
	SOFTWARE - 4.8%
79,798	8x8, Inc.(a)	259,344
14,577	ACI Worldwide, Inc.(a)	353,930
59,124	Alignment Healthcare, Inc.(a)	345,284
7,401	Alteryx, Inc., Class A(a)	218,478

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 4.8% (Continued)
4,723	Blackbaud, Inc.(a)	$ 359,468
6,728	Calix, Inc.(a)	312,919
4,625	CommVault Systems, Inc.(a)	315,934
8,536	Digi International, Inc.(a)	284,932
7,391	Donnelley Financial Solutions, Inc.(a)	364,155
4,443	Guidewire Software, Inc.(a)	384,008
74,677	LivePerson, Inc.(a)	313,643
1,686	Manhattan Associates, Inc.(a)	341,617
979	MicroStrategy, Inc., Class A(a)	350,022
5,168	New Relic, Inc.(a)	439,847
4,532	Omnicell, Inc.(a)	257,690
6,798	Pegasystems, Inc.	337,589
5,800	Progress Software Corporation	352,872
11,011	PROS Holdings, Inc.(a)	394,854
10,878	Q2 Holdings, Inc.(a)	374,312
2,604	Qualys, Inc.(a)	405,312
7,442	Rapid7, Inc.(a)	375,002
1,756	SPS Commerce, Inc.(a)	326,844
12,664	Varonis Systems, Inc.(a)	404,362
26,808	Veradigm, Inc.(a)	358,691
		8,231,109
	SPECIALTY FINANCE - 2.0%
6,931	Encore Capital Group, Inc.(a)	324,787
6,313	Enova International, Inc.(a)	318,491
7,160	Essent Group Ltd.	359,575
2,337	Federal Agricultural Mortgage Corporation, Class C	393,365
5,892	First American Financial Corporation	363,419
15,264	LendingTree, Inc.(a)	288,642
21,230	MGIC Investment Corporation	373,223
3,486	Nelnet, Inc., Class A	320,189
4,269	Walker & Dunlop, Inc.	364,316
2,508	World Acceptance Corporation(a)	338,103
		3,444,110

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SPECIALTY REIT - 0.2%
3,421	Lamar Advertising Company, Class A	$ 312,064

	STEEL - 0.8%
7,622	ATI, Inc.(a)	345,505
6,388	Commercial Metals Company	359,581
1,242	Reliance Steel & Aluminum Company	353,920
3,091	Steel Dynamics, Inc.	329,470
		1,388,476
	TECHNOLOGY HARDWARE - 3.5%
31,850	ADTRAN Holdings, Inc.	272,318
2,332	Arrow Electronics, Inc.(a)	311,159
13,030	Benchmark Electronics, Inc.	335,392
12,911	Extreme Networks, Inc.(a)	354,407
2,299	F5, Inc.(a)	376,254
81,081	GoPro, Inc., Class A(a)	294,729
20,792	Harmonic, Inc.(a)	222,059
3,488	InterDigital, Inc.	302,444
3,107	Jabil, Inc.	355,503
18,658	Knowles Corporation(a)	299,088
5,904	Lumentum Holdings, Inc.(a)	319,584
13,340	NCR Corporation(a)	410,338
10,888	NetScout Systems, Inc.(a)	311,723
10,226	PAR Technology Corporation(a)	444,626
3,427	Plexus Corporation(a)	348,012
1,348	Super Micro Computer, Inc.(a)	370,808
24,164	TTM Technologies, Inc.(a)	360,044
8,136	ViaSat, Inc.(a)	225,693
		5,914,181
	TECHNOLOGY SERVICES - 2.6%
983	CACI International, Inc., Class A(a)	322,434
6,385	CSG Systems International, Inc.	346,769
11,130	ExlService Holdings, Inc.(a)	325,330
415	Fair Isaac Corporation(a)	375,405
8,966	Genpact Ltd.	334,701

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 2.6% (Continued)
2,712	ICF International, Inc.	$ 366,283
2,010	Jack Henry & Associates, Inc.	315,128
1,288	MarketAxess Holdings, Inc.	310,318
3,977	MAXIMUS, Inc.	321,421
3,997	Perficient, Inc.(a)	254,969
105,544	Sabre Corporation(a),(b)	527,719
2,979	Science Applications International Corporation	350,509
1,845	WEX, Inc.(a)	361,952
		4,512,938
	TELECOMMUNICATIONS - 1.5%
87,508	Consolidated Communications Holdings, Inc.(a)	345,657
19,395	EchoStar Corporation, Class A(a)	337,085
307,630	Globalstar, Inc.(a)	442,987
5,426	Iridium Communications, Inc.	265,603
17,313	Shenandoah Telecommunications Company	393,698
40,306	Telephone and Data Systems, Inc.	866,176
		2,651,206
	TIMBER REIT - 0.2%
10,856	Rayonier, Inc.	324,594

	TRANSPORTATION & LOGISTICS - 2.3%
17,950	Air Transport Services Group, Inc.(a)	387,002
2,659	Allegiant Travel Company	236,226
19,433	CryoPort, Inc.(a)	274,005
3,174	Forward Air Corporation	224,783
20,534	Heartland Express, Inc.	309,858
4,186	Hub Group, Inc., Class A(a)	326,675
6,045	Knight-Swift Transportation Holdings, Inc.	331,387
1,750	Landstar System, Inc.	332,168
4,330	Matson, Inc.	380,520
3,958	Ryder System, Inc.	398,571
977	Saia, Inc.(a)	416,397
7,602	Werner Enterprises, Inc.	316,319
		3,933,911

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TRANSPORTATION EQUIPMENT - 0.4%
5,941	Allison Transmission Holdings, Inc.	$ 359,134
13,249	Trinity Industries, Inc.	332,152
		691,286
	WHOLESALE - CONSUMER STAPLES - 0.2%
7,249	Andersons, Inc. (The)	372,309

	WHOLESALE - DISCRETIONARY - 0.9%
6,008	ePlus, Inc.(a)	398,811
22,090	Openlane, Inc.(a)	344,825
11,361	ScanSource, Inc.(a)	372,414
2,664	Veritiv Corporation	448,431
		1,564,481

	TOTAL COMMON STOCKS (Cost $168,477,602)	170,351,627

	COLLATERAL FOR SECURITIES LOANED — 1.4%
	MONEY MARKET FUND - 1.4%
2,348,298	Fidelity Government Portfolio - Institutional Class, Institutional, 5.25% (Cost $2,348,298)(c)(d)	2,348,298

	TOTAL INVESTMENTS - 101.1% (Cost $170,825,900)	$ 172,699,925
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(1,836,005)
	NET ASSETS - 100.0%	$ 170,863,920

REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2023 was $2,290,443.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2023. Total collateral had a value of $2,348,298 at August 31, 2023.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2023.